Expense by nature	12 Months Ended
Dec. 31, 2019
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Expense by nature
8	Expense by nature

	Year ended December 31,
	2017 RMB’million	2018 RMB’million	2019 RMB’million
Service costs (note i)	6,142	10,323	14,967
Advertising agency fees	188	204	233
Employee benefits expenses (note ii and note iii)	1,373	2,077	2,527
Promotion and advertising expenses	660	1,511	1,823

Notes:

(i)	Service costs mainly comprise of licensing costs, revenue sharing fees paid to content creators and content delivery costs relating primarily to server, cloud services and bandwidth costs.
(ii)

During the years ended December 31, 2017, 2018 and 2019, the Group incurred expenses for the purpose of research and development of approximately RMB797 million, RMB937 million and RMB1,159 million, which comprised employee benefits expenses of RMB724 million, RMB825 million and RMB1,012 million, respectively. No significant development expenses had been capitalized for the years ended December 31, 2017, 2018 and 2019.

(iii)	Employee benefits expenses

	Year ended December 31,
	2017	2018	2019
	RMB’million	RMB’million	RMB’million
Wages, salaries and bonuses	723	1,228	1,616
Welfare, medical and other expenses	204	293	295
Share-based compensation expenses	384	487	519
Contribution to pension plans	62	69	97
	1,373	2,077	2,527

Majority of the Group's contributions to pension plans are related to the local employees in the PRC. All local employees of the subsidiaries in the PRC participate in employee social security plans established in the PRC, which cover pension, medical and other welfare benefits. The plans are organized and administered by the governmental authorities. Other than the contributions made to these social security plans, the Group has no other material commitments owing to the employees. According to the relevant regulations, the portion of premium and welfare benefit contributions that should be borne by the companies within the Group as required by the above social security plans are principally determined based on percentages of the basic salaries of employees, subject to certain ceilings imposed. These contributions are paid to the respective labor and social welfare authorities and are expensed as incurred.